Employee Benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Employee Benefits
Note N - Employee Benefits
The Bank has a profit-sharing plan for the benefit of its employees and their beneficiaries. Contributions to the plan are determined by the Board of Directors of Ohio Valley. Contributions charged to expense were $299 and $267 for 2025 and 2024.
Ohio Valley maintains an Employee Stock Ownership Plan (“ESOP”) covering substantially all employees of the Company. Ohio Valley issues shares to the ESOP, purchased by the ESOP with subsidiary cash contributions, which are allocated to ESOP participants based on relative compensation. The total number of shares held by the ESOP, all of which have been allocated to participant accounts, were 332,569 and 340,562 at December 31, 2025 and 2024, respectively.  In addition, the subsidiaries made contributions to the ESOP as follows:

	Years ended December 31
	2025	2024

Number of shares issued	—	20,542

Fair value of stock contributed	$—	$500

Cash contributed	675	55

Total expense	$675	$555

Life insurance contracts with a cash surrender value of $41,615 and annuity assets of $1,690 at December 31, 2025 have been purchased by the Company, the owner of the policies. The purpose of these contracts was to replace a current group life insurance program for executive officers, implement a deferred compensation plan for directors and executive officers, implement a director retirement plan and implement supplemental retirement plans for certain officers. Under the deferred compensation plan, Ohio Valley pays each participant the amount of fees deferred plus interest over the participant’s desired term, upon termination of service. Under the director retirement plan, participants are eligible to receive ongoing compensation payments upon retirement subject to length of service. The supplemental retirement plans provide payments to select executive officers upon retirement based upon a compensation formula determined by Ohio Valley’s Board of Directors. The present value of payments expected to be provided are accrued during the service period of the covered individuals and amounted to $10,490 and $10,054 at December 31, 2025 and 2024, respectively. Expenses related to the plans for each of the last two years amounted to $772 and $707, respectively. In association with the split-dollar life insurance plan, the present value of the postretirement payments expected to be provided and accrued for totaled $3,731 at December 31, 2025 and $3,570 at December 31, 2024 and is recorded in Other Liabilities on the Statement of Condition.